Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA  19103-7098

Telephone  215.564.8000

Fax  215.564.8120

www.stradley.com

Kristin H. Ives

KIves@stradley.com

215.564.8037

January 21, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:      Franklin Alternative Strategies Fund (“FASF”)

(File Nos. 333-189667 and 811-22641),

Franklin Managed Trust (“FMT”)

(File Nos. 033-09994 and 811-04894),

Franklin Mutual Series Funds (“FMSF”)

(File Nos. 033-18516 and 811-05387), and

Franklin Value Investors Trust (“FVIT”)

(File Nos. 033-31326 and 811-05878)

Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the four above-referenced registrants (together, the “Registrants”), pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Joint Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy to be used in connection with a special joint meeting of shareholders (the “Meeting”) of each series of each Registrant (together, the “Funds”).

The Meeting is scheduled to be held on April 7, 2015.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about February 9, 2015.  As described in the preliminary proxy statement, among the items to be considered by shareholders of the Funds at the Meeting are:

•       the election of a Board of Trustees of each Registrant;

•       for each Fund of FMSF, the approval an amendment to the current fundamental investment restriction regarding investments in commodities;

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission

Filing Desk

January 21, 2015

•       for each Fund except Franklin K2 Alternative Strategies Fund and Franklin Pelagos Commodities Strategy Fund, the approval of the use of a “manager of managers” structure;

•       for each Fund of FVIT, the approval of an agreement and plan of reorganization that provides for the reorganization of FVIT from its current form of organization as a Massachusetts business trust to a newly formed Delaware statutory trust;

•       for Franklin Mutual European Fund, the approval of a new subadvisory agreement with Franklin Templeton Investment Management Limited;

•       for Franklin Mutual Shares Fund, Franklin Mutual Global Discovery Fund and Franklin Mutual Quest Fund, if properly presented, one or more shareholder proposals requesting that the FMSF Board institute procedures to prevent holding investments in companies that, in the judgment of the FMSF Board, substantially contribute to genocide or crimes against humanity; and

•       for Franklin Mutual Shares Fund, if properly presented, a shareholder proposal requesting that the FMSF Board institute oversight procedures to screen out investments in companies that, in the judgment of the FMSF Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity, in order to ensure that Franklin Templeton is an ethically managed company that respects the spirit of international law and is a responsible member of society, along with an opposition statement.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8037 or, in my absence, to Cory O. Hippler, Esq. at (215) 564-8089.

Sincerely yours,

/s/ Kristin H. Ives

Kristin H. Ives, Esq.